As filed with the Securities and Exchange Commission on March 22, 2024

Securities Act Registration No. 033-24962
Investment Company Act Registration No. 811-05186

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 192 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 200(X)
Check appropriate box or boxes

ADVANCED SERIES TRUST
Exact name of registrant as specified in charter

655 Broad Street, 6th Floor
Newark, New Jersey 07102
Address of Principal Executive Offices including Zip Code

1-800-225-1852
Registrant’s Telephone Number, Including Area Code

Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102
Name and Address of Agent for Service

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b)
X on April 18, 2024 pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on (____) pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
X this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 192 to the Registration Statement for Advanced Series Trust (the “Registrant”) is being filed for the purpose of delaying, until April 18, 2024, the effectiveness of the registration statement with respect to AST Advanced Strategies Portfolio, filed as Post-Effective Amendment No. 191 on January 24, 2024, pursuant to Rule 485(a)(1). Post-Effective Amendment No. 191 was scheduled to become effective on March 25, 2024.

Accordingly, the contents of Post-Effective Amendment No. 191 consisting of the Part A, Part B, and Part C, are hereby incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on March 22, 2024.

Advanced Series Trust

Timothy S. Cronin*

Timothy S. Cronin

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Timothy S. Cronin* Timothy S. Cronin	President and Principal Executive Officer
Susan Davenport Austin* Susan Davenport Austin	Trustee
Sherry S. Barrat* Sherry S. Barrat	Trustee
Kay Ryan Booth* Kay Ryan Booth	Trustee
Stephen M. Chipman* Stephen M. Chipman	Trustee
Robert F. Gunia* Robert F. Gunia	Trustee
Thomas M. O’Brien* Thomas M. O’Brien	Trustee
Jessica Bibliowicz* Jessica Bibliowicz	Trustee
Christian J. Kelly* Christian J. Kelly	Chief Financial Officer (Principal Financial Officer)
Elyse McLaughlin* Elyse McLaughlin	Treasurer and Principal Accounting Officer
*By: /s/ Melissa Gonzalez Melissa Gonzalez	Attorney-in-Fact	March 22, 2024

POWER OF ATTORNEY

The undersigned, Susan Davenport Austin, Sherry S. Barrat, Jessica M. Bibliowicz, Kay Ryan Booth, Stephen M. Chipman, Timothy S. Cronin, Robert F. Gunia, Thomas M. O’Brien and Christian J. Kelly, as directors/trustees and/or officers of each of the registered investment companies listed in Appendix A hereto hereby authorize Andrew French, Claudia DiGiacomo, Melissa Gonzalez, Patrick McGuinness, Debra Rubano, Devan Fogle and George Hoyt or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Susan Davenport Austin Susan Davenport Austin	/s/ Timothy S. Cronin Timothy S. Cronin
/s/ Sherry S. Barrat Sherry S. Barrat	/s/ Robert F. Gunia Robert F. Gunia
/s/ Jessica M. Bibliowicz Jessica M. Bibliowicz	/s/ Kay Ryan Booth Kay Ryan Booth
/s/ Thomas M. O’Brien Thomas M. O’Brien	/s/ Stephen M. Chipman Stephen M. Chipman
/s/ Christian J. Kelly Christian J. Kelly

Dated: March 15, 2024

APPENDIX A

Advanced Series Trust

The Prudential Series Fund

Prudential’s Gibraltar Fund, Inc.